Consolidated Statements of Shareholders' Equity - CAD ($) $ in Millions	Total	Share Capital [Member]	Paid in Surplus [Member]	Retained Earnings [Member]	AOCI [Member] [1]
Beginning balance at Dec. 31, 2015	$ 12,391	$ 5,534	$ 4,330	$ 1,507	$ 1,020
Net Earnings (Loss)	(545)			(545)
Other Comprehensive Income (Loss)	(110)				(110)
Comprehensive Income (Loss)	(655)			(545)	(110)
Stock-Based Compensation Expense	20		20
Dividends on Common Shares	(166)			(166)
Ending balance at Dec. 31, 2016	11,590	5,534	4,350	796	910
Net Earnings (Loss)	3,366			3,366
Other Comprehensive Income (Loss)	(267)				(267)
Comprehensive Income (Loss)	3,099			3,366	(267)
Common Shares Issued	5,506	5,506
Stock-Based Compensation Expense	11		11
Dividends on Common Shares	(225)			(225)
Ending balance at Dec. 31, 2017	19,981	11,040	4,361	3,937	643
Net Earnings (Loss)	(2,669)			(2,669)
Other Comprehensive Income (Loss)	395				395
Comprehensive Income (Loss)	(2,274)			(2,669)	395
Stock-Based Compensation Expense	6		6
Dividends on Common Shares	(245)			(245)
Ending balance at Dec. 31, 2018	$ 17,468	$ 11,040	$ 4,367	$ 1,023	$ 1,038

[1]	Accumulated Other Comprehensive Income (Loss).